Staff costs - Headcount (Details) - employee	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of employees
Average number of employees	193,891	201,114	201,829
Total number of employees	191,189	196,419	202,713
Average number of employees with disabilities	3,577
Banco Santander, S.A.
Number of employees
Average number of employees with disabilities	319	318	241
Threshold degree of disability (as a percent)	33.00%
Number of employees with disabilities at end of period	317	295	304
The Bank Personnel
Number of employees
Average number of employees	26,548	29,167	30,421
The Bank Senior management
Number of employees
Average number of employees	21	20	22
The Bank Other line personnel
Number of employees
Average number of employees	26,527	29,147	30,399
Rest of Spain
Number of employees
Average number of employees	8,878	8,269	7,944
Santander UK plc
Number of employees
Average number of employees	16,790	17,961	18,757
Banco Santander (Brasil) S.A.
Number of employees
Average number of employees	44,554	47,253	46,645
Other Companies
Number of employees
Average number of employees	97,121	98,464	98,062
Senior executives/management
Number of employees
Number of employees - men	1,663
Number of employees - women	516
Percentage of employees - men	76.00%
Percentage of employees - women	24.00%
Average number of employees with disabilities	7
Other executives
Number of employees
Number of employees - men	11,552
Number of employees - women	7,000
Percentage of employees - men	62.00%
Percentage of employees - women	38.00%
Other personnel
Number of employees
Number of employees - men	75,367
Number of employees - women	95,091
Percentage of employees - men	44.00%
Percentage of employees - women	56.00%
Other management
Number of employees
Average number of employees with disabilities	110
Other staff
Number of employees
Average number of employees with disabilities	3,460
Continental Europe | Senior executives/management
Number of employees
Number of employees - men	1,115
Number of employees - women	365
Percentage of employees - men	75.00%
Percentage of employees - women	25.00%
Continental Europe | Other executives
Number of employees
Number of employees - men	7,350
Number of employees - women	4,290
Percentage of employees - men	63.00%
Percentage of employees - women	37.00%
Continental Europe | Other personnel
Number of employees
Number of employees - men	32,937
Number of employees - women	41,998
Percentage of employees - men	44.00%
Percentage of employees - women	56.00%
North America | Senior executives/management
Number of employees
Number of employees - men	228
Number of employees - women	50
Percentage of employees - men	82.00%
Percentage of employees - women	18.00%
North America | Other executives
Number of employees
Number of employees - men	956
Number of employees - women	453
Percentage of employees - men	68.00%
Percentage of employees - women	32.00%
North America | Other personnel
Number of employees
Number of employees - men	15,816
Number of employees - women	20,875
Percentage of employees - men	43.00%
Percentage of employees - women	57.00%
United Kingdom | Senior executives/management
Number of employees
Number of employees - men	320
Number of employees - women	101
Percentage of employees - men	76.00%
Percentage of employees - women	24.00%
United Kingdom | Other executives
Number of employees
Number of employees - men	3,246
Number of employees - women	2,257
Percentage of employees - men	59.00%
Percentage of employees - women	41.00%
United Kingdom | Other personnel
Number of employees
Number of employees - men	26,614
Number of employees - women	32,218
Percentage of employees - men	45.00%
Percentage of employees - women	55.00%
Spain
Number of employees
Average number of employees with disabilities		3,584	3,436
Threshold degree of disability (as a percent)	33.00%